ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 286,042	$ 280,319
Refund liabilities	57,500	40,909
Accrued operating expenses	60,714	36,875
Income tax payable	50,662	46,917
Other taxes payable	20,187	11,541
Professional service fee payable	1,958	3,398
Others	14,848	26,752
Accrued expenses and other current liabilities	$ 491,911	$ 446,711